Fair Value Measurements - Changes in level 3 recurring fair value measurements, liabilities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023	Sep. 09, 2022	Dec. 31, 2020
Liabilities:
Fair Value Beginning of Period	$ 6,989	$ 9,650	$ 6,051	$ 13,081	$ 6,162		$ 13,375
Net Realized and Unrealized (Gains) Losses Included in Income	1,292	(3,196)	(7,023)	1,269
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	(465)	(235)	(7)	(1,491)
Fair Value End of Period	6,989	9,650	6,051	13,081
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(878)	3,639	7,864	2,687
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Derivative liabilities, net:
Gross Transfers Out		0		(1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(705)	(1,379)	(3,423)	(1,505)
Collateralized Debt Obligations | AIG Special Purposes Entities | Total derivatives with related parties | Corebridge
Derivative liabilities, net:
Noncontrolling interest ownership percentage						100.00%
Bonds available for sale
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(509)	(1,212)	(2,960)	(1,504)
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0	(11)	(260)
Bonds available for sale | Corporate debt
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(371)	(93)	(516)	(249)
Bonds available for sale | RMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(16)	(406)	(434)	(46)
Bonds available for sale | CMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(27)	(281)	(306)	(100)
Bonds available for sale | CLO
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(92)	(432)	(1,673)	(849)
Bonds available for sale | ABS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(3)	0	(20)	0
Other bond securities
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(196)	(14)	(283)	0
Other bond securities | Obligations of states, municipalities and political subdivisions
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0
Other bond securities | Corporate debt
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(191)	(12)	(205)	0
Other bond securities | RMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0	0	0
Other bond securities | CMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0	0	0
Other bond securities | CLO
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(5)	(2)	(78)	0
Other bond securities | ABS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0	0	0
Equity securities
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0	0	(1)
Other Invested Assets
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	(153)	(180)	0
Policyholder contract deposits
Liabilities:
Fair Value Beginning of Period	6,064	5,035	5,367	5,572	5,367		4,830
Net Realized and Unrealized (Gains) Losses Included in Income	381	(658)	(1,107)	476
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	316	121	902	320
Gross Transfers In	0	0	0	0
Gross Transfers Out	0	0	0	(54)
Other	0	0	0	0
Fair Value End of Period	6,064	5,035	5,367	5,572
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(368)	845	1,363	837
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Derivative liabilities, net
Liabilities:
Net Realized and Unrealized (Gains) Losses Included in Income	(114)	298	432	(73)
Purchases, Sales, Issuances and Settlements, Net	(268)	(14)	(546)	(224)
Derivative liabilities, net:
Fair Value Beginning of Period	(584)	(470)	(470)	(155)
Net Realized and Unrealized (Gains) Losses Included in Income	(114)	298	432	(73)
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	(268)	(14)	(546)	(224)
Gross Transfers In	0	0	0	(71)
Gross Transfers Out	0	0	0	53
Other	0	0	0	0
Fair Value End of Period	(855)	(186)	(584)	(470)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	123	(221)	(187)	80
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Interest rate contracts
Derivative liabilities, net:
Fair Value Beginning of Period	(303)	0	0	0
Net Realized and Unrealized (Gains) Losses Included in Income	78	(1)	1	0
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	(119)	(2)	(304)	0
Gross Transfers In	0	0	0	0
Gross Transfers Out	0	0	0	0
Other	0	0	0	0
Fair Value End of Period	(344)	(3)	(303)	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(71)	1	(1)	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Foreign exchange contracts
Derivative liabilities, net:
Fair Value Beginning of Period	0	0	0	0
Net Realized and Unrealized (Gains) Losses Included in Income	0	0	(1)	0
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	0	0	1	0
Gross Transfers In	0	0	0	0
Gross Transfers Out	0	0	0	0
Other	0	0	0	0
Fair Value End of Period	0	0	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Equity contracts
Derivative liabilities, net:
Fair Value Beginning of Period	(267)	(457)	(457)	(146)
Net Realized and Unrealized (Gains) Losses Included in Income	(176)	315	494	(22)
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	(165)	(26)	(304)	(271)
Gross Transfers In	0	0	0	(71)
Gross Transfers Out	0	0	0	53
Other	0	0	0	0
Fair Value End of Period	(497)	(168)	(267)	(457)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	178	(238)	(249)	19
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Credit contracts
Derivative liabilities, net:
Fair Value Beginning of Period	0	(1)	(1)	(2)
Net Realized and Unrealized (Gains) Losses Included in Income	0	1	1	11
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	0	0	0	(10)
Gross Transfers In	0	0	0	0
Gross Transfers Out	0	0	0	0
Other	0	0	0	0
Fair Value End of Period	0	0	0	(1)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	(1)	0	(2)
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Other contracts
Derivative liabilities, net:
Fair Value Beginning of Period	(14)	(12)	(12)	(7)
Net Realized and Unrealized (Gains) Losses Included in Income	(16)	(17)	(63)	(62)
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	16	14	61	57
Gross Transfers In	0	0	0	0
Gross Transfers Out	0	0	0	0
Other	0	0	0	0
Fair Value End of Period	(14)	(15)	(14)	(12)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	16	17	63	63
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Fortitude Re funds withheld payable
Liabilities:
Fair Value Beginning of Period	1,774	4,796	1,262	7,974	1,262		7,749
Net Realized and Unrealized (Gains) Losses Included in Income	1,025	(2,837)	(6,348)	687
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	(513)	(341)	(364)	(462)
Gross Transfers In	0	0	0	0
Gross Transfers Out	0	0	0	0
Other	0	0	0	0
Fair Value End of Period	1,774	4,796	1,262	7,974
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(633)	3,016	6,689	1,766
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Debt of consolidated investment entities
Liabilities:
Fair Value Beginning of Period	6	5	6	5	$ 6		$ 951
Net Realized and Unrealized (Gains) Losses Included in Income	0	(1)	0	(179)
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	0	(1)	1	(1,125)
Gross Transfers In	0	0	0	0
Gross Transfers Out	0	0	0	0
Other	0	0	0	0
Fair Value End of Period	6	5	6	5
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	(1)	(1)	4
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	$ 0	$ 0	$ 0	$ 0